SEGMENTED INFORMATION (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2016 CAD segment	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD
Segment Reporting Information [Line Items]
Number of operating segments | segment	6
Segmented information
Liquids Pipelines	CAD 1,755	CAD 1,879	CAD 1,547
Energy	4,164	4,038	3,725
Revenues	12,505	11,300	10,185
Income from Equity Investments (Note 9)	514	440	522
Plant operating costs and other	(3,819)	(3,250)	(2,973)
Commodity purchases resold	(2,172)	(2,237)	(1,836)
Property taxes	(555)	(517)	(473)
Depreciation and amortization	(1,939)	(1,765)	(1,611)
Goodwill and other asset impairment charges	(1,388)	(3,745)	0
Gain on assets held for sale/sold	(833)	(125)	117
Segmented earnings/(losses)	2,313	101	3,931
Interest expense	(1,927)	(1,398)	(1,235)
Allowance for funds used during construction	419	295	136
Interest income and other	117	(103)	(8)
Income/(Loss) before Income Taxes	922	(1,105)	2,824
Income tax expense	(349)	(35)	(830)
Net Income/(Loss)	573	(1,140)	1,994
Net income attributable to non-controlling interests	(252)	(6)	(151)
Preferred share dividends	0	0	2
Net income attributable to controlling interests and to common shares	321	(1,146)	1,843
Net Income (Loss) Available to Common Stockholders, Basic	321	(1,146)	1,841
Capital spending
Capital expenditures	5,007	3,918	3,489
Capital projects in development	295	511	848
Payments to Acquire Productive Assets	5,302	4,429	4,337
GEOGRAPHIC INFORMATION
Assets	87,941	66,844
Revenues	12,505	11,300	10,185
Plant, Property and Equipment (Note 8)	54,475	44,817
Canada
GEOGRAPHIC INFORMATION
Plant, Property and Equipment (Note 8)	20,531	19,287
Canada – domestic
Segmented information
Revenues	3,655	3,877	3,956
GEOGRAPHIC INFORMATION
Revenues	3,655	3,877	3,956
Canada – export
Segmented information
Revenues	1,177	1,292	1,314
GEOGRAPHIC INFORMATION
Revenues	1,177	1,292	1,314
United States
Segmented information
Revenues	7,295	5,872	4,718
GEOGRAPHIC INFORMATION
Revenues	7,295	5,872	4,718
Plant, Property and Equipment (Note 8)	29,414	21,899
Mexico
Segmented information
Revenues	378	259	197
GEOGRAPHIC INFORMATION
Revenues	378	259	197
Plant, Property and Equipment (Note 8)	4,530	3,631
Corporate
Segmented information
Plant operating costs and other	(208)	(207)	(64)
Depreciation and amortization	(48)	(31)	(23)
Goodwill and other asset impairment charges		0
Gain on assets held for sale/sold			0
Segmented earnings/(losses)	(256)	(238)	(87)
Capital spending
Capital expenditures	33	64	46
Payments to Acquire Productive Assets	33	64	46
GEOGRAPHIC INFORMATION
Assets	2,625	4,152
Plant, Property and Equipment (Note 8)	280	185
Canadian Natural Gas Pipelines
Segmented information
Revenues	3,682	3,680	3,557
Canadian Natural Gas Pipelines | Operating segments
Segmented information
Revenues	3,682
Revenues		3,680	3,557
Income from Equity Investments (Note 9)	12	12	12
Plant operating costs and other	(1,181)	(1,162)	(1,028)
Property taxes	(267)	(272)	(266)
Depreciation and amortization	(873)	(845)	(821)
Goodwill and other asset impairment charges	0	0
Gain on assets held for sale/sold	0	0
Segmented earnings/(losses)	1,373	1,413	1,454
Capital spending
Capital expenditures	1,372	1,366	814
Capital projects in development	153	230	327
Payments to Acquire Productive Assets	1,525	1,596	1,141
GEOGRAPHIC INFORMATION
Assets	15,816	15,038
Revenues		3,680	3,557
Plant, Property and Equipment (Note 8)	13,217	12,526
U.S. Natural Gas Pipelines
Segmented information
Revenues	2,526	1,444	1,159
U.S. Natural Gas Pipelines | Operating segments
Segmented information
Revenues	2,526
Revenues		1,444	1,159
Income from Equity Investments (Note 9)	214	162	143
Plant operating costs and other	(1,000)	(555)	(467)
Property taxes	(120)	(77)	(68)
Depreciation and amortization	(397)	(243)	(211)
Goodwill and other asset impairment charges	0	0
Gain on assets held for sale/sold	(4)	(125)	0
Segmented earnings/(losses)	1,219	606	556
Capital spending
Capital expenditures	1,517	534	237
Capital projects in development	0	3	40
Payments to Acquire Productive Assets	1,517	537	277
GEOGRAPHIC INFORMATION
Assets	34,422	12,207
Revenues		1,444	1,159
Plant, Property and Equipment (Note 8)	18,055	7,168
Mexico Natural Gas Pipelines
Segmented information
Revenues	378	259	197
Mexico Natural Gas Pipelines | Operating segments
Segmented information
Revenues	378
Revenues		259	197
Income from Equity Investments (Note 9)	(3)	5	8
Plant operating costs and other	(42)	(49)	(41)
Property taxes	0	0	0
Depreciation and amortization	(43)	(44)	(31)
Goodwill and other asset impairment charges	0	0
Gain on assets held for sale/sold	0	0	9
Segmented earnings/(losses)	290	171	142
Capital spending
Capital expenditures	944	566	717
Capital projects in development	0	0	1
Payments to Acquire Productive Assets	944	566	718
GEOGRAPHIC INFORMATION
Assets	5,013	3,787
Revenues		259	197
Plant, Property and Equipment (Note 8)	4,527	3,623
Liquids Pipelines | Operating segments
Segmented information
Liquids Pipelines	1,755
Revenues		1,879	1,547
Income from Equity Investments (Note 9)	(1)
Plant operating costs and other	(554)	(491)	(439)
Property taxes	(88)	(79)	(62)
Depreciation and amortization	(285)	(266)	(216)
Goodwill and other asset impairment charges	0	(3,686)
Gain on assets held for sale/sold			0
Segmented earnings/(losses)	827	(2,643)	830
Capital spending
Capital expenditures	668	1,012	1,469
Capital projects in development	142	278	480
Payments to Acquire Productive Assets	810	1,290	1,949
GEOGRAPHIC INFORMATION
Assets	16,896	16,046
Revenues		1,879	1,547
Plant, Property and Equipment (Note 8)	14,147	14,186
Energy | Operating segments
Segmented information
Energy	4,164
Revenues		4,038	3,725
Income from Equity Investments (Note 9)	292	261	359
Plant operating costs and other	(834)	(786)	(934)
Commodity purchases resold	(2,172)	(2,237)	(1,836)
Property taxes	(80)	(89)	(77)
Depreciation and amortization	(293)	(336)	(309)
Goodwill and other asset impairment charges	(1,388)	(59)
Gain on assets held for sale/sold	(829)	0	108
Segmented earnings/(losses)	(1,140)	792	1,036
Capital spending
Capital expenditures	473	376	206
Payments to Acquire Productive Assets	473	376	206
GEOGRAPHIC INFORMATION
Assets	13,169	15,614
Revenues		4,038	CAD 3,725
Plant, Property and Equipment (Note 8)	CAD 4,249	CAD 7,129